SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	As noted in Note 1b, all per share figures or results, stock options or stock option activity and share data presented for all periods were adjusted to reflect the effects of the reverse stock split.

b.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

c.
On May 12, 2009, the Company completed a rights offering raising cash proceeds of $ 600, excluding offering expenses and the conversion of a $393 bridge loan provided by certain affiliates of the Company (the "Lenders"). The Company issued to the subscribing shareholders and the Lenders a total of 2,064,688 ordinary shares and three-year warrants exercisable into 1,032,344 shares, at an exercise price of $ 0.48 per share.

As a result of the rights offering, the holders of the Convertible Notes became entitled, in accordance with the terms of the Convertible Notes, to receive rights, exercisable until the maturity of the debt, to acquire up to an aggregate of 214,162 ordinary shares at a purchase price of $ 0.48 per share, and for each two ordinary shares so purchased, warrants to purchase up to 107,079 ordinary shares at an exercise price of $ 0.48 per share.

d.	Stock Option Plans:

Under the Company's 2001 Stock Option Plan, and 2003 Israeli Stock Option Plan (the "Plans"), the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. In December 2012, the Company adopted the 2012 Stock Incentive Plan, under which stock options as well as other equity-based awards, including restricted stock units and performance units, may be granted to employees employed by the Company or by its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.

The exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options. Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession.

Under the Plans, 2,450,625 ordinary shares of the Company were reserved for issuance. Any options that are canceled or forfeited before expiration become available for future grants. As of December 31, 2012, there are 328,097 options available for future grants.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2012
	Number of options	Weighted average exercise price (per share)	Aggregate intrinsic value
	In thousands

Outstanding at beginning of year	1,682	$2.28	$8,142
Granted	258	3.09	1,010
Exercised	(217)	1.75	1,147
Cancelled or forfeited	(53)	2.68	277

Outstanding at end of year	1,670	$2.44	$7,785

Vested and expected to vest at end of year	1,621	$2.43	$7,583

Exercisable at end of year	1,143	$2.24	$5,602

The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010, was $ 1,147, $ 39 and $ 24, respectively.

As of December 31, 2012, there was $ 963 of total unrecognized compensation cost related to non-vested share-based compensation that are expected to be recognized over a period of up to three years.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.32-0.56	205	2.09	0.51	204	2.09	0.51
1.00-1.20	303	1.43	1.16	303	1.43	1.16
1.48-1.52	169	3.08	1.48	152	3.07	1.48
1.96-2.32	114	1.22	2.15	112	1.19	2.15
2.6-2.76	201	4.71	2.61	84	4.71	2.61
2.8-3.44	567	4.721	2.94	182	4.47	2.92
7.68-8.76	76	1.62	7.83	70	1.25	7.83
9.68-9.84	35	1.7	9.79	35	1.7	9.79

	1,670	3.19	2.44	1,143	2.47	2.24

Weighted average fair values and weighted average exercise prices per share of options whose exercise prices equal, less or more than the market price of the shares at date of grant are as follows:

	Year ended December 31,
	2012		2011		2010
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$3.92	$3.09	$2.32	$2.88	$1.44	$1.68

Less than market price at date of grant	$-	$-	$2.44	$2.6	$-	$-

More than market price at date of grant	$-	$-	$1.88	$2.76	$-	$-

Upon exercise of options by employees, the Company issues registered shares for each option exercised.

d.	Warrants:

The Company's outstanding warrants as of December 31, 2012 are as follows:
Issuance date	Outstanding	Exercise price	Exercisable through

September 2006 (1)	110,400	$0.48	December 31,2013
May 2009 (2)	39,406	$0.48	December 31,2013
May 2009 (2)	47,970	$0.48	January -July 2015
May 2009 (3)	439,513	$0.48	December 31, 2013 (*)

All outstanding warrants are excisable.

(1)	Issued in connection with the private investment carried out in September 2006.
(2)	Issued in connection with exercising the rights issued in the rights offering (see Note 13b).
(3)	Issued in connection with the rights offering (see Note 13c).
(*)	57,541 were exercised during the first quarter of 2013.
During 2011, certain holders of warrants, exercisable into 94,800 ordinary shares waived the price protection adjustment mechanism embedded in the warrants. Plenus also waived the price protection adjustment mechanism embedded in warrants exercisable into 220,698 ordinary shares. As a result, these warrants were no longer classified as a liability, and accordingly were no longer marked to market. The fair value of the warrants as of that date of $ 860 was classified into equity. During 2012, the remaining warrants which were marked to market were exercised.